Risk Management Activities - Effect on Cash Flow Hedges (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Total gains included in earnings before income taxes	CAD 136	CAD 0	CAD 517
Other comprehensive income that will be reclassified to profit or loss, net of tax	82	78	252
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(138)	0	(250)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	0	0	5
Commodity contracts
Disclosure of detailed information about financial instruments [line items]
Total gains included in earnings before income taxes	163	0	308
Foreign exchange forwards on commodity contracts
Disclosure of detailed information about financial instruments [line items]
Total gains included in earnings before income taxes	0	0	32
Foreign exchange forwards on project hedges
Disclosure of detailed information about financial instruments [line items]
Total gains included in earnings before income taxes	(1)	0	4
Foreign exchange forwards on US debt
Disclosure of detailed information about financial instruments [line items]
Total gains included in earnings before income taxes	0	0	10
Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Total gains included in earnings before income taxes	(26)	0	163
Forward starting interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Total gains included in earnings before income taxes	0	0	0
Revenue | Commodity contracts
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(172)	0	(110)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	0	0	5
Revenue | Foreign exchange forwards on commodity contracts
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	0	0	(12)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	0	0	0
Property, plant, and equipment | Foreign exchange forwards on project hedges
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	0	0	(1)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	0	0	0
Profit (Loss)
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss			6
Fuel and purchased power | Commodity contracts
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	0	0	41
Gain (loss) on hedge ineffectiveness recognised in profit or loss	0	0	0
Foreign exchange (gain) loss | Foreign exchange forwards on US debt
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	3	0	(12)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	0	0	0
Foreign exchange (gain) loss | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	24	0	(163)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	0	0	0
Interest expense | Forward starting interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	7	0	7
Gain (loss) on hedge ineffectiveness recognised in profit or loss	0	0	CAD 0
Mississauga Congeneration Facility [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains included in earnings before income taxes		31
Gains (losses) on exchange differences on translation, before tax		CAD 15
Scenario, Forecast
Disclosure of detailed information about financial instruments [line items]
Other comprehensive income that will be reclassified to profit or loss, net of tax	CAD 85